Segment information	12 Months Ended
Mar. 31, 2016
Segment information
Segment information

23. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2014, 2015 and 2016:

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥185,506	¥204,141	¥207,974
Other small precision motors	177,007	193,858	240,014

Sub-total	362,513	397,999	447,988
Automotive, appliance, commercial and industrial products	345,236	460,007	554,713
Machinery	86,955	98,800	106,462
Electronic and optical components	72,845	65,050	64,112
Others	7,560	6,529	5,015

Consolidated total	¥875,109	¥1,028,385	¥1,178,290

The “Small precision motors” group of products consists of “Hard disk drives spindle motors” and “Other small precision motors”. The “Other small precision motors” group of products consists of brushless motors, fan motors, vibration motors, brush motors and motor applications, etc.

The “Automotive, appliance, commercial and industrial products” group of products consists of automotive motors and components, home appliance, commercial and industrial motors and related products.

The “Machinery” group of products consists of industrial robots, card readers, test systems, pressing machines and power transmission drives, etc.

The “Electronic and optical components” group of products consists of switches, trimmer potentiometers, lens units and camera shutters, etc.

“Others” consists of services, etc.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the Company or the subsidiaries that transacted with the external customer for the years ended March 31, 2014, 2015 and 2016, and long-lived assets as of March 31, 2015 and 2016 are as follows:

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Net sales:
Japan	¥238,278	¥268,416	¥271,571
U.S.A.	132,117	174,521	197,235
Singapore	63,950	70,956	72,727
Thailand	85,435	90,813	106,998
Germany	38,043	44,756	87,502
China	197,134	235,409	293,353
Other	120,152	143,514	148,904

Consolidated total	¥875,109	¥1,028,385	¥1,178,290

For the year ended March 31, 2016, the sales by the Germany segment are separated from the Others segment as an individual segment whilst the sales by the Philippines segment are combined into the Others segment. Accordingly, previous period amounts have been reclassified.

	Yen in millions
	March 31
	2015	2016
Long-lived assets:
Japan	¥94,850	¥99,265
U.S.A.	28,050	27,061
Singapore	479	210
Thailand	40,598	34,666
Germany	14,676	17,350
China	80,957	81,533
Other	82,512	87,644

Consolidated total	¥342,122	¥347,729

For the year ended March 31, 2016, the long-lived assets by the Germany segment are separated from the Others segment as an individual segment whilst the long-lived assets by the Philippines segment are combined into the Others segment. Accordingly, previous period amounts have been reclassified.

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

NIDEC has changed NIDEC’s segment reporting so that it is in line with recent acquisition activity and changes in materiality. The Nidec GPM group which was newly consolidated since February 2015 has been included in the Nidec Motors & Actuators segment. Since April 2015, the Nidec Philippines segment,  the Nidec (Zhejiang) segment and the Nidec Copal Electronics segment are no longer identified as reportable segments and included in All Others segment due to their immateriality. All prior period segment information has been reclassified in accordance with the current period presentation to enable comparisons between the relevant amounts for the years ended March 31, 2014, 2015 and 2016.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily develops and sells hard disk drives spindle motors, other small precision motors and automotive products.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drives spindle motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drives spindle motors and other small precision motors.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sell hard disk drives spindle motors and other small precision motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell machinery, automotive products, electronic parts and other small precision motors.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts, machinery and other small precision motors.

The Nidec Techno Motor segment comprises Nidec Techno Motor Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell commercial and industrial products.

The Nidec Motor segment comprises Nidec Motor Corporation and other subsidiaries in North America, which are subsidiaries of Nidec Americas Holding Corporation, an intermediate holding company in the United States, as well as other subsidiaries in Latin America, Asia and Europe, which primarily produce and sell home appliance, commercial and industrial products.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators (Germany) GmbH in Germany and other subsidiaries in Europe, North America, Latin America, Japan and Asia, which primarily produce and sell automotive products. This segment also includes the Nidec GPM group which was newly consolidated since February 2015.

The All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

NIDEC evaluates performance based on segmental operating income or loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec Singapore, Nidec (H.K), Nidec Motor and Nidec Motors & Actuators. Therefore, NIDEC’s segmental data has not been prepared under U.S. GAAP on a basis that is consistent with NIDEC’s consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management. The principal differences that affect segmental operating income or loss include accounting for pension and severance costs, and leases. NIDEC’s segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that monthly segmental information is available on a timely basis and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2014, 2015 and 2016:

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Net sales to external customers:
Nidec Corporation	¥27,599	¥28,954	¥31,384
Nidec Electronics (Thailand)	67,623	74,653	89,802
Nidec Singapore	57,893	66,556	68,115
Nidec (H.K.)	69,890	81,460	113,470
Nidec Sankyo	98,564	122,711	129,068
Nidec Copal	47,023	38,670	39,525
Nidec Techno Motor	50,691	58,746	58,456
Nidec Motor	171,879	200,040	224,786
Nidec Motors & Actuators	105,249	172,699	247,662
All Others	177,821	184,079	176,487

Total	874,232	1,028,568	1,178,755
Adjustments *1	877	(183)	(465)

Consolidated total	¥875,109	¥1,028,385	¥1,178,290

*1Adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

There was no certain customer group which exceeded 10% of the consolidated net sales for the years ended March 31, 2014, 2015 and 2016.

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Net sales to other operating segments:
Nidec Corporation	¥138,354	¥152,371	¥198,604
Nidec Electronics (Thailand)	43,982	49,812	41,951
Nidec Singapore	749	869	820
Nidec (H.K.)	1,339	1,300	1,315
Nidec Sankyo	312	331	336
Nidec Copal	2,318	2,411	19,841
Nidec Techno Motor	4,041	4,474	4,950
Nidec Motor	80	383	601
Nidec Motors & Actuators	20,384	21,507	22,580
All Others	117,876	137,843	167,102

Total	329,435	371,301	458,100
Intersegment elimination	(329,435)	(371,301)	(458,100)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Operating income (loss):
Nidec Corporation	¥13,184	¥14,083	¥18,031
Nidec Electronics (Thailand)	12,781	14,996	15,696
Nidec Singapore	709	1,052	1,432
Nidec (H.K.)	483	613	372
Nidec Sankyo	10,392	12,686	15,052
Nidec Copal	(1,323)	517	2,182
Nidec Techno Motor	6,671	7,291	5,717
Nidec Motor	8,880	11,690	16,674
Nidec Motors & Actuators	8,954	18,614	25,368
All Others	30,479	34,128	29,001

Total	91,210	115,670	129,525

Reclassification *1	2,055	5,026	4,481
U.S. GAAP adjustments and Others *2	(1,337)	(2,124)	(818)
Consolidation adjustments mainly related to elimination of intersegment income or loss	1,266	2,808	5,369
Corporate*3	(8,330)	(10,441)	(14,019)

	¥84,864	¥110,939	¥124,538

*1Some items are reclassified from other expenses (income) and included in operating expenses (income). Main reclassification is income or loss from sales or disposals of fixed assets for the years ended March 31, 2014, 2015 and 2016.

*2Others is mainly from the amortization of identifiable intangible assets related to business combinations for the years ended March 31, 2014, 2015 and 2016.

*3Corporate includes basic research expenses and head office expenses.

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Depreciation:
Nidec Corporation	¥456	¥339	¥360
Nidec Electronics (Thailand)	5,502	6,043	6,081
Nidec Singapore	197	161	111
Nidec (H.K.)	6	11	7
Nidec Sankyo	4,131	4,717	5,205
Nidec Copal	4,444	3,922	4,652
Nidec Techno Motor	2,573	2,805	3,140
Nidec Motor	8,616	8,221	9,567
Nidec Motors & Actuators	6,516	9,480	9,484
All Others	11,528	12,335	17,252

Total	43,969	48,034	55,859
U.S. GAAP adjustments*1, Corporate, and Others*2	(4,472)	(2,947)	(561)

Consolidated total	¥39,497	¥45,087	¥55,298

*1Some leased assets are not capitalized in the operating segments but are capitalized under U.S. GAAP.

*2The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation in consolidated statements of cash flows.

	Yen in millions
	March 31
	2015	2016
Segment assets:
Nidec Corporation	¥95,092	¥98,653
Nidec Electronics (Thailand)	148,931	139,865
Nidec Singapore	31,977	25,399
Nidec (H.K.)	27,012	36,049
Nidec Sankyo	145,869	148,681
Nidec Copal	60,429	59,400
Nidec Techno Motor	61,677	62,665
Nidec Motor	162,083	178,465
Nidec Motors & Actuators	199,286	234,227
All Others	375,255	359,806

Total	1,307,611	1,343,210
Elimination of intersegment assets and corporate, net of taxes*1	(130,179)	(141,246)
Identifiable intangible assets and other fair value adjustments	24,906	26,903
Goodwill	162,959	162,963
U.S.GAAP adjustments and Others *2	(7,957)	(7,358)

Consolidated total	¥1,357,340	¥1,384,472

*1Elimination of intersegment assets and corporate, net of taxes include corporate assets, which do not belong to any operating segment, of ¥171,462 million and ¥196,144 million as of March 31, 2015 and 2016, respectively. The depreciation related with the corporate assets is allocated to each operating segment in accordance with the rational allocation method.

*2Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2015	2016
Capital expenditure for segment assets:
Nidec Corporation	¥140	¥735
Nidec Electronics (Thailand)	5,232	3,892
Nidec Singapore	12	36
Nidec (H.K.)	17	6
Nidec Sankyo	5,790	7,949
Nidec Copal	4,637	11,430
Nidec Techno Motor	3,864	4,614
Nidec Motor	4,475	9,321
Nidec Motors & Actuators	13,797	17,637
All Others	16,478	25,994

Total	54,442	81,614
Corporate	3,600	304

Consolidated total	¥58,042	¥81,918

NIDEC did not have significant non-cash items other than depreciation in reported profit. Intersegment sales were made at prices that approximate current market value.